Cost method investments (Tables)	12 Months Ended
Dec. 31, 2023
Cost Method Investments
Schedule of cost method investments

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
5.0% Investment in a company in mobile games industry	600,000	600,000	84,713
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	84,713
Subtotal	1,200,000	1,200,000	169,426
Less: Impairment loss	-	1,102,938	155,722
Total	1,200,000	97,062	13,704